Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	AC Alternatives Market Neutral Value Fund
Issuer	BJ’s Wholesale Club Holdings Inc
Ticker/Sedol	05550J101
Principal Amount (US$)	$637,500,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$2,550,000
Amount Purchased (Foreign$)	N/A
Trade Date	06/28/2018
Price (US$)	$17.00
Price-Foreign	N/A
Underwriter	Goldman Sachs
Other Syndicate Members:
BofA Merrill Lynch, Deutsche Bank Securities, J.P. Morgan, Morgan Stanley, Citigroup, Jefferies, Wells Fargo Securities, Nomura, Baird, Guggenheim Securities, William Blair, Siebert Cisneros Shank & Co, LLC

Underwriting Spread	5.75%
Currency	USD